UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 02/14/11
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 121
Form 13F Information Table Value Total: $471,616 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     8135 169803.55SH       SOLE                                  169803.55
ACCENTURE PLC                  COM              g1151c101     8101 167078.55SH       SOLE                                  167078.55
ACTUANT CORP CL A NEW          CL A             00508x203     1281 48122.00 SH       SOLE                                   48122.00
AECOM TECH CORP DEL COM        COM              00766t100     2680 95818.00 SH       SOLE                                   95818.00
AIRGAS INC                     COM              009363102      536  8597.00 SH       SOLE                                    8597.00
ALLERGAN INC                   COM              018490102    12368 180111.95SH       SOLE                                  180111.95
AMETEK INC NEW COM             COM              031100100     1640 41798.00 SH       SOLE                                   41798.00
AMPHENOL CORP NEW-CL A         CL A             032095101    10797 204583.10SH       SOLE                                  204583.10
ANSYS INC COM                  COM              03662Q105     1219 23417.00 SH       SOLE                                   23417.00
APTARGROUP INC                 COM              038336103     1195 25122.00 SH       SOLE                                   25122.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1216 13812.00 SH       SOLE                                   13812.00
BERKSHIRE HATHAWAY             COM              084670702      298  3725.00 SH       SOLE                                    3725.00
BJS WHOLESALE CLUB             COM              05548J106     1254 26195.00 SH       SOLE                                   26195.00
BROADCOM CORP CL A             CL A             111320107     9620 220916.62SH       SOLE                                  220916.62
CAREFUSION CORP COM            COM              14170t101     1256 48875.00 SH       SOLE                                   48875.00
CATERPILLAR INC                COM              149123101    13644 145685.47SH       SOLE                                  145685.47
CHEVRON CORP                   COM              166764100     8441 92510.32 SH       SOLE                                   92510.32
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6106 18977.56 SH       SOLE                                   18977.56
CHURCH DWIGHT CO. INC.         COM              171340102     1348 19542.00 SH       SOLE                                   19542.00
CISCO SYSTEMS INC              COM              17275R102     5277 260871.00SH       SOLE                                  260871.00
CITRIX SYSTEMS INC             COM              177376100     1262 18460.00 SH       SOLE                                   18460.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2603 35523.00 SH       SOLE                                   35523.00
COLGATE PALMOLIVE CO.          COM              194162103     7311 90967.67 SH       SOLE                                   90967.67
CONCHO RES INC COM             COM              20605p101     1279 14590.00 SH       SOLE                                   14590.00
CORE LABS                      COM              N22717107     2387 26810.00 SH       SOLE                                   26810.00
COVIDIEN PLC                   COM              g2554f105    12090 264799.85SH       SOLE                                  264799.85
DAVITA INC                     COM              23918k108     1240 17857.00 SH       SOLE                                   17857.00
DELL INC                       COM              24702R101      668 49308.00 SH       SOLE                                   49308.00
DIAMOND FOODS INC COM          COM              252603105     1562 29375.00 SH       SOLE                                   29375.00
DOLBY LABORATORIES INC COM     COM              25659T107     2271 34060.00 SH       SOLE                                   34060.00
DRIL-QUIP INC COM              COM              262037104     1288 16585.00 SH       SOLE                                   16585.00
EMERSON ELECTRIC CO            COM              291011104    11912 208368.92SH       SOLE                                  208368.92
EXPEDITORS INTERNATIONAL OF WA COM              302130109     9994 183051.88SH       SOLE                                  183051.88
EXXON MOBIL CORP               COM              30231G102    14192 194101.49SH       SOLE                                  194101.49
FACTSET RESH SYS INC COM       COM              303075105     1243 13260.00 SH       SOLE                                   13260.00
FIRST BANCORP P R COM          COM              318672706       87 191101.00SH       SOLE                                  191101.00
FLOWERS FOODS INC COM          COM              343498101     1033 38412.00 SH       SOLE                                   38412.00
FREEPORT MCMORAN C&G B         COM              35671D857     9255 77068.99 SH       SOLE                                   77068.99
GOOGLE                         COM              38259p508     8932 15039.00 SH       SOLE                                   15039.00
GUESS INC COM                  COM              401617105     1380 29175.00 SH       SOLE                                   29175.00
HALLIBURTON CO HLDG CO         COM              406216101     9400 230228.24SH       SOLE                                  230228.24
HENRY SCHEIN INC               COM              806407102     1163 18952.00 SH       SOLE                                   18952.00
HMS HOLDINGS CORP              COM              40425j101     1305 20150.00 SH       SOLE                                   20150.00
HOLOGIC INC                    COM              436440101     1103 58640.00 SH       SOLE                                   58640.00
IBM                            COM              459200101     8085 55096.27 SH       SOLE                                   55096.27
IDEXX LABORATORIES CORP        COM              45168D104     1132 16367.00 SH       SOLE                                   16367.00
IHS INC CL A                   CL A             451734107     1313 16345.00 SH       SOLE                                   16345.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2246 18857.00 SH       SOLE                                   18857.00
ISHARES TR DJ PHARMA INDX      COM              464288836      754 11780.00 SH       SOLE                                   11780.00
ISHARES TR DJ SEL DIV INX      COM              464287168      428  8590.00 SH       SOLE                                    8590.00
ISHARES TR RUSSELL 2000        COM              464287655     1705 21800.00 SH       SOLE                                   21800.00
ISHARES TR S&P500/BAR VAL      COM              464287408      299  5028.08 SH       SOLE                                    5028.08
ISHARES TRUST DOW JONES US REA COM              464287739     1723 30800.00 SH       SOLE                                   30800.00
J P MORGAN CHASE & CO.         COM              46625h100     6915 163029.82SH       SOLE                                  163029.82
JOY GLOBAL                     COM              481165108     2558 29490.00 SH       SOLE                                   29490.00
KELLOGG CO                     COM              487836108     8841 173088.85SH       SOLE                                  173088.85
KENNAMETAL INC COM             COM              489170100     1548 39235.00 SH       SOLE                                   39235.00
LAB CP OF AMER HLDG NEW        COM              50540R409    14047 159777.00SH       SOLE                                  159777.00
LAZARD LTD SHS A               CL A             G54050102      229  5800.00 SH       SOLE                                    5800.00
LIFE TECHNOLOGIES CORP COM     COM              53217v109    10635 191635.00SH       SOLE                                  191635.00
LINCOLN ELEC HLDGS COM         COM              533900106     1299 19902.00 SH       SOLE                                   19902.00
LINCOLN NATIONAL CORP          COM              534187109     9120 327961.71SH       SOLE                                  327961.71
LKQ CORP COM                   COM              501889208     1337 58860.00 SH       SOLE                                   58860.00
MASTERCARD INC CL A            CL A             57636q104     6586 29390.43 SH       SOLE                                   29390.43
METLIFE INSURANCE              COM              59156R108     7545 169782.58SH       SOLE                                  169782.58
MICROCHIP TECHNOLOGY INC       COM              595017104     1300 38017.00 SH       SOLE                                   38017.00
MICROS SYS INC COM             COM              594901100     2193 50005.00 SH       SOLE                                   50005.00
MICROSOFT CORP                 COM              594918104     7796 279329.32SH       SOLE                                  279329.32
MIDCAP SPDR TR UNIT SER 1      COM              78467y107      993  6030.00 SH       SOLE                                    6030.00
NESTLE S A REG B ADR SPONSORED COM              641069406      251  4275.00 SH       SOLE                                    4275.00
NEWFIELD EXPLORATION CO.       COM              651290108     2564 35563.00 SH       SOLE                                   35563.00
NOBLE ENRGY INC COM            COM              655044105     9457 109869.90SH       SOLE                                  109869.90
NUANCE COMMUNICATIONS COM      COM              67020Y100     2285 125735.00SH       SOLE                                  125735.00
OCCIDENTAL PETE CORP           COM              674599105     8742 89115.48 SH       SOLE                                   89115.48
OCH ZIFF CAP MGMT GRP CL A     CL A             67551u105     1540 98872.00 SH       SOLE                                   98872.00
PEPSICO INC                    COM              713448108    11602 177605.69SH       SOLE                                  177605.69
PHARMACEUTICAL HOLDRS TR DEPOS COM              71712A206      876 13500.00 SH       SOLE                                   13500.00
POLO RALPH LAUREN CORP CL A    CL A             731572103    11068 99785.56 SH       SOLE                                   99785.56
POWERSHARES ETF TRUST DYN FD & COM              73935x849      733 40225.00 SH       SOLE                                   40225.00
PRAXAIR INC                    COM              74005P104    13148 137719.72SH       SOLE                                  137719.72
PROCTER & GAMBLE CO            COM              742718109      231  3603.19 SH       SOLE                                    3603.19
PROSHARES TR PSHS SHRT S&P500  COM              74347R503     3112 71000.00 SH       SOLE                                   71000.00
REINSURANCE GP AMER            COM              759351604     2140 39858.99 SH       SOLE                                   39858.99
ROBERT HALF INTERNATIONAL INC  COM              770323103      560 18330.00 SH       SOLE                                   18330.00
SAVOY ENERGY CORP COM NEW      COM              80534P200        0 25000.00 SH       SOLE                                   25000.00
SCRIPPS NETWORKS INTER CL A CO CL A             811065101     1260 24355.00 SH       SOLE                                   24355.00
SECTOR SPDR FINCL SELECT SHARE COM              81369Y605     4337 271927.00SH       SOLE                                  271927.00
SECTOR SPDR TECH SELECT SHARES COM              81369Y803     1374 54550.00 SH       SOLE                                   54550.00
SEI INVESTMENTS CO COM         COM              784117103     1150 48355.00 SH       SOLE                                   48355.00
SELECT SECTOR SPDR TR SBI INT- COM              81369y506     1624 23802.02 SH       SOLE                                   23802.02
SIRIUS XM RADIO INC COM        COM              82967n108       26 16000.00 SH       SOLE                                   16000.00
SIRONA DENTAL SYS INC COM      COM              82966c103     1373 32885.00 SH       SOLE                                   32885.00
SPDR GOLD TRUST GOLD SHS       COM              78463v107     5747 41432.00 SH       SOLE                                   41432.00
SPDR SERIES TRUST S&P DIVID ET COM              78464a763      483  9300.00 SH       SOLE                                    9300.00
SPDR SERIES TRUST S&P METALS M COM              78464A755     1685 24500.00 SH       SOLE                                   24500.00
STANDARD & POORS DEPOSITARY RE COM              78462F103     4187 33302.00 SH       SOLE                                   33302.00
STAPLES INC                    COM              855030102    11439 502379.41SH       SOLE                                  502379.41
STATE STREET CORP              COM              857477103     6536 141050.95SH       SOLE                                  141050.95
SYNGENTA AG ADR                COM              87160A100     9124 155230.98SH       SOLE                                  155230.98
T ROWE PRICE GROUP INC         COM              74144t108     9888 153212.65SH       SOLE                                  153212.65
TERADATA CORP DEL COM          COM              88076w103     1372 33355.00 SH       SOLE                                   33355.00
TRACTOR SUPPLY CO COM          COM              892356106     1402 28919.00 SH       SOLE                                   28919.00
TREEHOUSE FOODS INC COM        COM              89469a104     1253 24530.00 SH       SOLE                                   24530.00
ULTRA PETROLEUM CORP COM       COM              903914109     1498 31378.00 SH       SOLE                                   31378.00
UNILEVER NV                    COM              904784709     7973 253942.89SH       SOLE                                  253942.89
UNITED PARCEL SERVICE          COM              911312106      344  4745.00 SH       SOLE                                    4745.00
UNITED TECHNOLOGIES CORP       COM              913017109      218  2775.00 SH       SOLE                                    2775.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      398  7575.00 SH       SOLE                                    7575.00
VERISIGN INC                   COM              92343e102     9866 302011.96SH       SOLE                                  302011.96
VERISK ANALYTICS INC CL A      CL A             92345y106     1264 37105.00 SH       SOLE                                   37105.00
VF CORP                        COM              918204108     1341 15562.00 SH       SOLE                                   15562.00
VISA INC COM CL A              CL A             92826c839      245  3490.00 SH       SOLE                                    3490.00
YUM! BRANDS                    COM              988498101     9162 186802.86SH       SOLE                                  186802.86
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      306    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      397    10112 SH       SOLE                                      10112
ISHARES INC MSCI BRAZIL        MSCI BRAZIL      464286400      238     3075 SH       SOLE                                       3075
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234     2096    44005 SH       SOLE                                      44005
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE INX    464287465      917    15765 SH       SOLE                                      15765
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      260    15364 SH       SOLE                                      15364
POWERSHARES INDIA ETF INDIA PO INDIA PORT       73935l100      245     9650 SH       SOLE                                       9650
SOFTWARE HOLDRS TR DEPOSITRY R UNIT SER 1       83404B103      223     4752 SH       SOLE                                       4752